Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 74,741	¥ 60,874
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	38,139	27,629
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	18,577	19,396
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	18,025	13,849
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	4,975	4,731
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	4,047	3,733
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	743	784
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	185	214
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	4,179	3,828
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,100	2,807
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	930	887
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	149	134
Derivative instruments
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	48,363	39,982
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	22,197	14,670
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	16,036	16,988
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	10,130	8,324
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	17,139	12,262
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	8,780	6,413
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	798	672
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	7,561	5,177
Other
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	85	71
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	15	6
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	70	65
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 0	¥ 0